Vessels, net (Tables)	12 Months Ended
Dec. 31, 2020
Schedule Of Property Plant And Equipment
Continuing Operations	Vessels' Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2018	$-	$-	$-
- Acquisitions and other vessels' costs	60,161	-	60,161
- Depreciation	-	(740)	(740)
Balance, December 31, 2019	$60,161	$(740)	$59,421
- Transfer from advances for vessel acquisitions and other vessel costs	11,017	-	11,017
- Acquisitions and other vessels' costs	63,386	-	63,386
- Depreciation	-	(5,716)	(5,716)
Balance, December 31, 2020	$134,564	$(6,456)	$128,108

Discontinued Operations	Vessels' Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2018	105,424	(19,554)	85,870
- Vessels' disposals	(40,553)	11,677	(28,876)
- Depreciation	-	(2,513)	(2,513)
- Impairment charges	(31,031)	-	(31,031)
Balance, December 31, 2019	$33,840	$(10,390)	$23,450
- Vessels' disposals	(33,501)	10,421	(23,080)
- Impairment charges	(339)	-	(339)
- Depreciation	-	(31)	(31)
Balance, December 31, 2020	$-	$-	$-